Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	62 Months Ended	84 Months Ended	94 Months Ended	96 Months Ended	106 Months Ended		108 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000017534
Average Annual Return [Line Items]
Line Graph and Table Measure Name	GTLOX
C000158301
Average Annual Return [Line Items]
Line Graph and Table Measure Name	GTLIX
C000017535
Average Annual Return [Line Items]
Line Graph and Table Measure Name	GTLLX
C000158302
Average Annual Return [Line Items]
Line Graph and Table Measure Name	GTILX
C000035926
Average Annual Return [Line Items]
Line Graph and Table Measure Name	GTAPX
C000211480
Average Annual Return [Line Items]
Line Graph and Table Measure Name	GTLSX
C000035927
Average Annual Return [Line Items]
Line Graph and Table Measure Name	GTTMX
C000017538
Average Annual Return [Line Items]
Line Graph and Table Measure Name	GTCSX
C000017539
Average Annual Return [Line Items]
Line Graph and Table Measure Name	GTSCX
C000017540
Average Annual Return [Line Items]
Line Graph and Table Measure Name	GTCEX
C000164152
Average Annual Return [Line Items]
Line Graph and Table Measure Name	GWILX
C000164151
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RESGX
C000176162
Average Annual Return [Line Items]
Line Graph and Table Measure Name	GEQIX
C000017533
Average Annual Return [Line Items]
Line Graph and Table Measure Name	GTCIX
C000195215
Average Annual Return [Line Items]
Line Graph and Table Measure Name	GQLVX
C000195216
Average Annual Return [Line Items]
Line Graph and Table Measure Name	GQSCX
C000118430
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NOVIX
C000090298
Average Annual Return [Line Items]
Line Graph and Table Measure Name	GTSOX
C000173616
Average Annual Return [Line Items]
Line Graph and Table Measure Name	GLSOX
Without Sales Load [Member] | C000017534
Average Annual Return [Line Items]
Average Annual Return, Percent	26.51%	10.17%								9.59%
Without Sales Load [Member] | C000158301
Average Annual Return [Line Items]
Average Annual Return, Percent	26.77%	10.39%						10.34%
Without Sales Load [Member] | C000017535
Average Annual Return [Line Items]
Average Annual Return, Percent	33.85%	14.03%								13.16%
Without Sales Load [Member] | C000158302
Average Annual Return [Line Items]
Average Annual Return, Percent	34.14%	14.26%							13.63%
Without Sales Load [Member] | C000035926
Average Annual Return [Line Items]
Average Annual Return, Percent	8.53%	6.24%								4.16%
Without Sales Load [Member] | C000211480
Average Annual Return [Line Items]
Average Annual Return, Percent	8.74%	6.47%	6.18%
Without Sales Load [Member] | C000035927
Average Annual Return [Line Items]
Average Annual Return, Percent	24.63%	10.97%								9.29%
Without Sales Load [Member] | C000017538
Average Annual Return [Line Items]
Average Annual Return, Percent	28.32%	12.80%								8.78%
Without Sales Load [Member] | C000017539
Average Annual Return [Line Items]
Average Annual Return, Percent	28.58%	13.02%								8.99%
Without Sales Load [Member] | C000017540
Average Annual Return [Line Items]
Average Annual Return, Percent	28.35%	11.57%								11.33%
Without Sales Load [Member] | C000164152
Average Annual Return [Line Items]
Average Annual Return, Percent	31.05%	10.79%					11.05%
Without Sales Load [Member] | C000164151
Average Annual Return [Line Items]
Average Annual Return, Percent	26.43%	10.43%					11.06%
Without Sales Load [Member] | C000176162
Average Annual Return [Line Items]
Average Annual Return, Percent	25.04%	10.40%			10.30%
Without Sales Load [Member] | C000017533
Average Annual Return [Line Items]
Average Annual Return, Percent	25.78%	6.87%								4.47%
Without Sales Load [Member] | C000195215
Average Annual Return [Line Items]
Average Annual Return, Percent	26.50%	9.64%		7.81%
Without Sales Load [Member] | C000195216
Average Annual Return [Line Items]
Average Annual Return, Percent	34.45%	12.82%		9.83%
Without Sales Load [Member] | C000118430
Average Annual Return [Line Items]
Average Annual Return, Percent	21.52%	7.38%								5.04%
Without Sales Load [Member] | C000090298
Average Annual Return [Line Items]
Average Annual Return, Percent	15.88%	6.99%								6.51%
Without Sales Load [Member] | C000173616
Average Annual Return [Line Items]
Average Annual Return, Percent	16.20%	7.21%				6.77%
GLENMEDE INDEX: RUSSELL 1000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	38.07%	15.00%								12.75%
GLENMEDE INDEX: RUSSELL 1000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	38.07%	15.00%						13.91%
GLENMEDE INDEX: RUSSELL 1000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	38.07%	15.00%								12.75%
GLENMEDE INDEX: RUSSELL 1000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	38.07%	15.00%							13.53%
GLENMEDE INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%	14.60%								12.44%
GLENMEDE INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%	14.60%	14.44%
GLENMEDE INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%	14.60%								12.44%
GLENMEDE INDEX: RUSSELL 2000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	34.07%	8.50%								7.94%
GLENMEDE INDEX: RUSSELL 2000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	34.07%	8.50%								7.94%
GLENMEDE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	38.02%	15.27%								13.00%
GLENMEDE INDEX: RUSSELL 1000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	38.07%	15.00%					14.23%
GLENMEDE INDEX: RUSSELL 1000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	38.07%	15.00%					14.23%
GLENMEDE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	38.02%	15.27%			14.44%
GLENMEDE INDEX: MSCI World ex USA Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Excluding United States Index
Average Annual Return, Percent	23.84%	6.55%								5.30%
GLENMEDE INDEX: RUSSELL 1000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	38.07%	15.00%		13.72%
GLENMEDE INDEX: RUSSELL 2000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	34.07%	8.50%		7.32%
GLENMEDE INDEX: MSCI ALL COUNTRY WORLD INDEX NET
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index Net
Average Annual Return, Percent	32.79%	11.08%								9.06%
GLENMEDE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	38.02%	15.27%								13.00%
GLENMEDE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	38.02%	15.27%				14.92%
GLENMEDE INDEX: RUSSELL 1000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	43.77%	19.00%								16.18%
GLENMEDE INDEX: RUSSELL 1000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	43.77%	19.00%							16.89%
Glenmede Index: 70% Bloomberg U.S. Treasury Bellwethers 3-Month Index/30% Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	14.60%	6.34%								5.95%
Glenmede Index: 70% Bloomberg U.S. Treasury Bellwethers 3-Month Index/30% Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	14.60%	6.34%	6.05%
GLENMEDE INDEX: RUSSELL 2000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
GLENMEDE INDEX: RUSSELL 2000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
GLENMEDE INDEX: DOW JONES INDUSTRIAL AVERAGE INDEX TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Industrial Average Index
Average Annual Return, Percent	28.85%	11.37%								11.65%
GLENMEDE INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	30.98%	10.14%			9.17%
GLENMEDE INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	30.98%	10.14%		9.30%
40 PWT/10 PUTR/40 PXEA/10 PXEF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended PutWrite Index
Average Annual Return, Percent	13.82%	4.39%								3.81%
GLENMEDE INDEX: CBOE S&P 500 PUT-WRITE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CBOE S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Put-Write Index
Average Annual Return, Percent	17.94%	8.58%								7.21%
GLENMEDE INDEX: CBOE S&P 500 PUT-WRITE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CBOE S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Put-Write Index
Average Annual Return, Percent	17.94%	8.58%				7.53%